1095 Avenue of the Americas New York, NY 10036-6797 +1 212 698 3500 Main +1 212 698 3599 Fax www.dechert.com
August 9, 2012
VIA EDGAR
U.S. Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549-4720

Re:	John Hancock Exchange-Traded Fund Trust
Ladies and Gentlemen:
Enclosed for filing on behalf of John Hancock Exchange-Traded Fund Trust (“Trust”), an open-end management investment company, is the Trust’s initial registration statement under the Securities Act of 1933 and the Investment Company Act of 1940 (“1940 Act”) on Form N-1A (“Registration Statement”). The Trust also has separately filed a Notification of Registration under the 1940 Act on Form N-8A today.
If you have any questions relating to this filing, please do not hesitate to contact me at 212.698.3526 or Christopher P. Harvey, Esq. at 617.728.7167.
Sincerely,
/s/ Allison M. Fumai
Allison M. Fumai, Esq.
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